Deferred tax (Tables)	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of non-current liabilities - deferred tax

	2022	2021
	A$’000	A$’000

Non-current Liabilities
Deferred tax liability associated with Licensing Agreement	2,560	2,928